Note 25 Plan assets breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash or cash equivalents plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	€ 60	€ 86	€ 169
Debt securities government bonds plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	2,267	2,818	2,270
Investment funds [member]
Plan assets breakdown [Line Items]
Assets of benefit plan	1	0	0
6189 Asset, Backed Securities [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Structured debt [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Insurance contracts plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	21	21	183
Total plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	2,349	2,924	2,622
Of which bank account in BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	25	23	7
Of which debt securities issued by BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Of which property occupied by BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	€ 0	€ 0	€ 0